                             PACIFIC CAPITAL FUNDS

                      SUPPLEMENT DATED MAY 12, 1999 TO THE
      CLASS A AND CLASS B RETAIL SHARES PROSPECTUS DATED DECEMBER 1, 1998



Effective May 1, 1999, the paragraph under the sub-heading "The Sub-Advisers" on page 33 of the Prospectus should be replaced with the following:

Nicholas-Applegate Capital Management, 600 W. Broadway, San Diego, California 92101, is the Sub-Adviser to the International Stock Fund, the Small Cap Fund and the New Asia Growth Fund, and provides investment advisory services with respect to management of those Funds' portfolios. The Sub-Adviser's fees are paid by Pacific Century.


Effective May 1, 1999, the paragraph under the heading "Portfolio Managers - New Asia Growth Fund" on page 34 of the Prospectus should be replaced with the following:

A team headed by Catherine Somhegyi is responsible for the day-to-day management of the Fund. Ms. Somhegyi, a Partner of Nicholas-Applegate Capital Management, is its Chief Investment Officer for Global Equity Management and has managed assets for clients of the firm since 1987.

                             PACIFIC CAPITAL FUNDS

                      SUPPLEMENT DATED MAY 12, 1999 TO THE
         CLASS Y INSTITUTIONAL SHARES PROSPECTUS DATED DECEMBER 1, 1998



Effective May 1, 1999, the paragraph under the sub-heading "The Sub-Advisers" on page 44 of the Prospectus should be replaced with the following:

Nicholas-Applegate Capital Management, 600 W. Broadway, San Diego, California 92101, is the Sub-Adviser to the International Stock Fund, the Small Cap Fund and the New Asia Growth Fund, and provides investment advisory services with respect to management of those Funds' portfolios. The Sub-Adviser's fees are paid by Pacific Century.


Effective May 1, 1999, the paragraph under the heading "Portfolio Managers - New Asia Growth Fund" on page 45 of the Prospectus should be replaced with the following:

A team headed by Catherine Somhegyi is responsible for the day-to-day management of the Fund. Ms. Somhegyi, a Partner of Nicholas-Applegate Capital Management, is its Chief Investment Officer for Global Equity Management and has managed assets for clients of the firm since 1987.